Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue (note 5)	$ 1,421.1	$ 1,131.5	$ 1,096.3
Operating expenses (income):
Operating expenses	274.8	229.8	219.3
Depreciation and amortization	353.9	254.3	245.8
General and administrative	65.4	33.1	31.6
Operating leases (note 13)	150.5	154.3	129.7
Goodwill impairment (note 10)	117.9	0.0	0.0
Income related to modification of time charters	0.0	(227.0)	0.0
Total operating expenses	962.5	444.5	626.4
Operating earnings	458.6	687.0	469.9
Other expenses (income):
Interest expense	191.6	218.9	212.1
Interest income	(5.0)	(9.3)	(4.2)
Acquisition related gain on contract settlement	0.0	0.0	(2.4)
Loss (gain) on derivative instruments (note 22(c))	35.5	35.1	(15.5)
Equity income on investment	0.0	0.0	(1.2)
Other expenses	27.3	2.0	1.7
Total other expenses (income)	249.4	246.7	190.5
Net earnings before income tax	209.2	440.3	279.4
Income tax expense	16.6	1.2	0.6
Net earnings	$ 192.6	$ 439.1	$ 278.8
Earnings per share (note 18):
Class A common share, basic	$ 0.52	$ 1.72	$ 1.34
Class A common share, diluted	$ 0.50	$ 1.67	$ 1.31